CAPITALIZED DEVELOPMENT COSTS (Details) - SEK (kr) kr in Thousands		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Capitalized Development Costs [Line Items]
Opening cost		kr 36,171	kr 409,900
Capitalized expenditure for the year		(9,157)	(7,023)	kr (16,727)
Closing accumulated cost		45,957	36,171	409,900
Gross carrying amount
Capitalized Development Costs [Line Items]
Opening cost		416,922	409,900	393,173
Adjustment	[1]	0	(875)	0
Capitalized expenditure for the year		9,157	7,897	16,727
Closing accumulated cost		426,079	416,922	409,900
Accumulated amortization
Capitalized Development Costs [Line Items]
Opening cost		0	0	0
Amortization for the year		0	0	0
Closing accumulated cost		0	0	0
Paclical
Capitalized Development Costs [Line Items]
Opening cost		307,647	300,088
Closing accumulated cost		316,671	307,647	300,088
Paclical | Gross carrying amount
Capitalized Development Costs [Line Items]
Opening cost		307,647	300,088	290,108
Adjustment	[1]	0	0	0
Capitalized expenditure for the year		9,024	7,559	9,980
Closing accumulated cost		316,671	307,647	300,088
Paclical | Accumulated amortization
Capitalized Development Costs [Line Items]
Opening cost		0	0	0
Amortization for the year		0	0	0
Closing accumulated cost		0	0	0
Paccal Vet
Capitalized Development Costs [Line Items]
Opening cost		109,275	109,812
Closing accumulated cost		109,408	109,275	109,812
Paccal Vet | Gross carrying amount
Capitalized Development Costs [Line Items]
Opening cost		109,275	109,812	103,065
Adjustment	[1]	0	(875)	0
Capitalized expenditure for the year		133	338	6,747
Closing accumulated cost		109,408	109,275	109,812
Paccal Vet | Accumulated amortization
Capitalized Development Costs [Line Items]
Opening cost		0	0	0
Amortization for the year		0	0	0
Closing accumulated cost		kr 0	kr 0	kr 0

[1]	In some cases the capitalization of development costs is based on assessments, which may deviate from the actual outcome and then has to be adjusted.